Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Due within one year	$ 2,998
Due from one to five years	19,214
Due from five to ten years	53,239
Due after ten years	76,556
Mortgage-backed securities	291,022
Total	443,029	$ 507,186
Estimated Fair Value
Due within one year	2,989
Due from one to five years	17,758
Due from five to ten years	45,184
Due after ten years	59,821
Mortgage-backed securities	266,172
Total	$ 391,924